IMPAIRMENT ON LONG-TERM INVESTMENT (Details) (USD $)	12 Months Ended
	Feb. 28, 2014	Feb. 28, 2013	Feb. 29, 2012	Aug. 12, 2011 Zhikang Holiday School
Impairment on long-term investment
Equity interest acquired (as a percent)				15.00%
Long-term investment				$ 235,397
Impairment on long-term investments	$ 0	$ 0	$ 235,397